GOODWILL - Disclosure of Changes in Goodwill (Details) - Goodwill - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 15,479	$ 8,585
Acquisitions through business combinations	164	7,446
Impairment	0	(111)
Dispositions	(142)	(3)
Assets reclassified as held for sale	(218)	(11)
Foreign currency translation	86	(427)
Balance at end of period	$ 15,369	$ 15,479